COVER LETTER

April 15, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds (the “Trust”)

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for Premier Value Fund, Premier Disciplined Value Fund, Premier Main Street Fund, Premier Disciplined Growth Fund, Premier Small Cap Opportunities Fund, Premier Global Fund, and Premier International Equity Fund, dated February 3, 2014, as filed under Rule 497(e) on April 1, 2014. The purpose of this filing is to submit the 497(e) filing dated April 1, 2014 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860)562-2130.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Premier Funds